Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 35,880	$ 17,639	$ 27,030
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	25,799	21,325	20,467
Provision / (Release) of doubtful accounts	1,992	3,229	(881)
Share-based compensation	10,042	8,774	4,497
Amortization	18,998	14,160	9,939
Income taxes	2,388	(89)	(1,400)
Loss on sale of vessels, net	130	12,864	4,312
Impairment charge	5,308	4,062	0
Gain on sale of subsidiary	0	0	(4,174)
Change in fair value of derivatives	(3,647)	(19,658)	674
Other non-cash charges	(446)	(870)	343
Decrease (increase) in:
Trade receivables	40,744	117,925	4,606
Due from related companies	(914)	(4,008)	594
Inventories	42,459	146,307	(25,081)
Prepayments and other current assets	(61,668)	(16,194)	(8,869)
(Decrease) increase in:
Trade payables	(46,639)	(122,687)	(1,076)
Other payables to related companies	14	(730)	442
Accrued and other current liabilities	(11,091)	9,866	17,552
Increase in other non-current assets	(121)	(746)	(20)
Increase in other non-current liabilities	1	1,341	627
Payments for dry-docking	(9,502)	(10,304)	(8,999)
Net cash provided by operating activities	49,727	182,206	40,583
Cash flows from investing activities:
Advances for vessels under construction	(2,979)	(2,730)	(1,585)
Advances for vessel acquisitions	0	(7,786)	0
Advances for other fixed assets under construction	(5,391)	(61,405)	(62,675)
Proceeds from sale of subsidiary, net of cash surrendered	0	0	6,149
Business acquisitions	0	0	(127,390)
Net proceeds from sale of vessels	49	16,156	8,328
Net proceeds from sale of vessel to a related party	0	0	103
Purchase of other fixed assets	(771)	(7,955)	(5,136)
Decrease in restricted cash	1,478	4,226	385
Net cash used in investing activities	(7,614)	(59,494)	(181,821)
Cash flows from financing activities:
Proceeds from long-term debt	173,274	119,455	170,750
Repayment of long-term debt	(119,112)	(35,706)	(152,765)
Repayment of capital lease obligation	0	(395)	(1,181)
Net change in short-term borrowings	(69,481)	(127,612)	124,838
Financing costs paid	(9,009)	(3,279)	(11,067)
Dividends paid to non-controlling interest	0	(340)	(2,713)
Dividends paid	(3,926)	(2,403)	(1,884)
Net cash (used in) / provided by financing activities	(28,254)	(50,280)	125,978
Effect of exchange rate changes on cash and cash equivalents	(4,096)	(5,456)	589
Net increase/ (decrease) in cash and cash equivalents	9,763	66,976	(14,671)
Cash and cash equivalents at beginning of year	129,551	62,575	77,246
Cash and cash equivalents at end of year	139,314	129,551	62,575
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid during the year for interest, net of capitalized interest:	21,501	21,447	15,779
Cash paid during the year for income taxes:	936	3,388	737
Non cash advances for other fixed assets under construction:	0	4,150	0
Non cash advances for vessels under construction:	$ 0	$ 1,151	$ 0